Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Assets [Line Items]
Prepayments	$ 555	$ 557
Unamortized deferred financing costs	6,222	612
Deposits (office lease)	203	284
Non-current receivables	504
Total other non-current assets	$ 7,484	$ 1,453